LONG-TERM LOANS	6 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 7 - LONG-TERM LOANS

	June 30,	December 31,
	2018	2018
		(Unaudited)
MYR denominated loan	1,016	942
SGD denominated loan	177	284
Convertible Bond	19,866	19,932
	$21,059	$21,158

Less: current portion	(350)	(20,258)

	$20,709	$900

Scheduled principal payments for all outstanding long-term loans as of December 31, 2018 are as follows:

December 31,
2018
(Unaudited)
January 1, 2019 – December 31, 2019	$20,240
January 1, 2020 – December 31, 2020	269
January 1, 2021 – December 31, 2021	241
January 1, 2022 – December 31, 2022	192
January 1, 2023 and onwards	216
$21,158

For the six months ended December 31, 2017 and 2018, interest expenses of long-term loans incurred amounted to $512 and $288 respectively, and nil was capitalized as construction in progress.